As filed with the Securities and Exchange Commission on August 12, 2026

1933 Act Registration No. 333-264900

1940 Act Registration No. 811-23801

United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-1A

Registration Statement Under the Securities Act of 1933	☐
Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 72	☒

and/or

Registration Statement Under the Investment Company Act of 1940	☐
Amendment No. 74	☒

Bitwise Funds Trust

250 Montgomery Street, Suite 200

San Francisco, California 94104
(415) 707-3663

Delaware Trust Company

251 Little Falls Drive
Wilmington, New Castle County, Delaware 19808

(Name and Address of Agent for Service)

Copy to:

Richard J. Coyle, Esq.
Chapman and Cutler LLP
320 South Canal Street
Chicago, Illinois 60606

Hunter Horsley

Johanna Collins-Wood, Esq.
Bitwise Asset Management, Inc.
250 Montgomery Street, Suite 200
San Francisco, California 94104

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	On September 11, 2026 pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	On (date) pursuant to paragraph (a) of Rule 485.
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
☐	On (date) pursuant to paragraph (a) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Contents of Registration Statement

This Registration Statement comprises the following papers and contents:

The Facing Sheet

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 57, as it relates to PredictionShares Bitcoin Will Surpass $100K in 2026, PredictionShares Bitcoin Will Not Surpass $100K in 2026, PredictionShares Ethereum Will Surpass $3,500 in 2026, PredictionShares Ethereum Will Not Surpass $3,500 in 2026, PredictionShares WTI Oil Will Surpass $120 This Year and PredictionShares WTI Oil Will Not Surpass $120 This Year, each a series of the Registrant, until September 11, 2026. Parts A, B and C of the Registrant’s Post-Effective Amendment No. 57, filed on May 1, 2026, are incorporated by reference herein.

Signatures

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of San Francisco, and State of California on the 12th day of August, 2026.

Bitwise Funds Trust

By:	/s/ Paul Fusaro
Paul Fusaro, President and Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Capacity	Date

/s/ Paul Fusaro	President, Trustee, Chairman	August 12, 2026
Paul Fusaro	(Principal Executive Officer)

Jim Gallo*	Treasurer	August 12, 2026
Jim Gallo	(Principal Financial Officer and Principal Accounting Officer)

Jena Watson*	Trustee	August 12, 2026
Jena Watson

Terrence W. Olson*	Trustee	August 12, 2026
Terrence W. Olson

Tracy Castle-Newman*	Trustee	August 12, 2026
Tracy Castle-Newman

*	An original power of attorney authorizing Paul Fusaro to execute this Registration Statement, and amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement were previously executed and filed as an exhibit.